FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS

NOTE 3 — FINANCIAL INSTRUMENTS

Financial instruments that are measured at fair value for disclosure purposes only

As of September 30, 2019, the carrying amount of the cash and cash equivalents, trade receivables, other accounts receivable, bank deposits, pledged deposits, trade payables, and other accounts payable and derivatives is identical or approximate to their fair values due to the short lifetime of these items.

NOTE 20 – FINANCIAL INSTRUMENTS

This note provides qualitative information regarding the exposure to each of the following risks, and the Group’s objectives, policy and processes relating to measurement of such risks. Quantitative disclosure is provided throughout these consolidated financial statements.

Credit risk

As of December 31, 2018 and 2017, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. The accounting exposure to credit risk is monitored constantly according to the behavior of payment of the debtors. Credit is assigned on a customer-by-customer basis and is subject to assessments which consider the customers’ payment capacity, as well as past behavior regarding due dates, balances past due and delinquent accounts. Approximately 44%,  42% and 42%, respectively, of the Group’s revenues in the years ended December 31, 2018, 2017 and 2016, arise from sales to single customers. Other than this, there are no other concentrations of credit risk.

The Group’s revenues are primarily derived from sales to customers in the U.S., Japan and Europe. Management regularly monitors trade receivables and the financial statements include specific provisions for doubtful debt, which properly reflect, in the opinion of management, the inherent loss in debt whose collection is in doubtful.

The Group limits its exposure to credit risk by investing exclusively in bank deposits.

The Group realized its investments in securities at fair value in January and February 2018, close to the date of repayment of the convertible notes. As of December 31, 2017 the investment includes investment in corporate and Israeli government NIS-denominated bonds.

Following is the composition of investments in marketable securities as of December 31, 2017:

U.S.
dollars in
thousands

Government bonds – NIS linked to the Israeli CPI	$368
Government bonds – NIS	838
Corporate bonds – NIS linked to the Israeli CPI	1,008
Corporate bonds – NIS	777
Current account	182
$3,173

The maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investments, as of the report date, by geographic locations was as follows:

	December 31,
	2018	2017
	U.S. dollars in thousands

Israel	$5,378	$9,581
United States and Canada	6,337	5,815
Asia Pacific (including Japan)	936	817
Europe	998	909
Other	194	27
	$13,843	$17,149

Aging of receivables and impairment and weighted average loss rate:

		December 31, 2018		December 31, 2017
	Weighted
	average loss	Gross		Gross
	rate	amount	Impairment	amount	Impairment
	%	U.S. dollars in thousands		U.S. dollars in thousands

Not in arrears	1.2	$5,464	$64	$4,502	$—
In arrears up to three months	1.2	1,030	12	1,160	—
In arrears up to six months	1.2	221	3	200	35
In arrears up to 12 months	17.5	188	32	71	63
In arrears over 12 months	100.0	159	159	442	442
		$7,062	$270	$6,375	$540

Movements in the allowance for impairment of receivables during the year were as follows:

	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands

Balance at beginning of year	$540	$450
Recognized impairment loss	104	147
Bad debt	(374)	(57)
Balance at end of year	$270	$540

Liquidity risk

The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group ensures that it has sufficient cash on hand for payment of expected operating expenses, including any amounts required to fulfill financial obligations. In addition to cash flows provided by its operating activities, in order to meet the Company’s overall liquidity needs for operations, servicing debt and funding capital expenditures, the Company relies on cost-cutting and operating improvements to optimize capacity utilization and minimizing loss, as well as borrowing under credit facilities, proceeds of debt and equity offerings,

Below is an analysis of contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2018 and 2017:

	Carrying	Contractual	Up to 6				Over 5
	Amount	Cash flow	months	6‑12 months	1‑2 years	2‑5 years	years
	U.S. dollars in thousands
December 31, 2018
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,065	$5,065	$—	$—	$—	$—
Trade payables	1,517	1,517	1,517	—	—	—	—
Other long-term liabilities	1,052	1,052	—	—	—	—	1,052
Other accounts payable	2,767	2,767	2,668	99	—	—	—
Total	$10,336	$10,401	$9,250	$99	$—	$—	$1,052

	Carrying	Contractual	Up to 6				Over 5
	Amount	Cash flow	months	6‑12 months	1‑2 years	2‑5 years	years
	U.S. dollars in thousands
December 31, 2017
Non-derivative financial liabilities
Convertible notes, including current maturities and accrued interest	$11,022	$11,473	$11,473	$—	$—	$—	$—
Trade payables	1,262	1,262	1,262	—	—	—	—
Other long-term liabilities	948	948	—	—	—	—	948
Other accounts payable	2,714	2,714	2,536	178	—	—	—
Total	$15,946	$16,397	$15,271	$178	$—	$—	$948

Equity Risk

Changes in the fair value of the Viola Warrants and the Warrants (Series 4) that are denominated in a currency other than the Company’s functional currency affect the statements of operations. However, they do not imply any risk or variability in cash flows, considering that through their exercise, the Company will settle the aforementioned derivatives through issuance of its own shares rather than in cash.

As discussed in Note 8b, the convertible notes were fully repaid in February 2018, and, together with the repayment of the notes, the conversion component expired. As to the remaining derivatives being measured at fair value (the Viola Warrants and the Warrants (Series 4), which will expire in May 2019 and their exercise price is substantially higher that the share price as of December 31, 2018), a hypothetical, instantaneous, increase or decrease of 10% in the market price of the Company’s share price, with all other variables held constant, is expected to have an immaterial impact on the Company’s net loss in 2019.

Foreign Currency risk

The Group is exposed to foreign currency risk with respect to sales, purchases, payroll and services expenses and loans denominated in non-dollar currencies (primarily NIS, but also Euro and Japanese yen) used by the companies in the Group. The currencies in which most expenses are denominated are the dollar, NIS, Euro and Japanese yen.

Most of the Group’s revenues are denominated in its functional currency (the dollar) and some in Euro, whereas the Group’s payroll expenses in Israel are denominated in NIS. Therefore, the Group is exposed to fluctuations in the dollar/NIS and dollar/Euro exchange rates and strives to mitigate currency risk by maintaining liquid investments and cash positions in short-term NIS-denominated deposits, in NIS and in Euro.

The Group’s exposure to the Israeli CPI and foreign currency risk is as follows:

		Currency different from dollar
			NIS linked			Non-
			to the		Other	monetary
	Dollars	NIS	Israeli CPI	Euro	currencies	items	Total
	U.S. dollars in thousands
December 31, 2018
Assets
Cash and cash equivalents	$4,088	$1,885	$—	$426	$72	$—	$6,471
Trade receivables (including long-term trade receivables)	6,236	229	—	327	—	—	6,792
Accounts receivable	247	32	—	2	—	737	1,018
Inventories	—	—	—	—	—	2,235	2,235
Long-term restricted deposits	109	190	—	—	—	—	299
Long-term prepaid expenses	—	—	—	—	—	66	66
Property and equipment and intangible assets	—	—	—	—	—	1,511	1,511
	10,680	2,336	—	755	72	4,549	18,392
Liabilities
Trade payables	714	798	—	5	—	—	1,517
Employee benefits	—	—	—	—	—	381	381
Provisions	—	—	—	—	—	215	215
Other accounts payable (including accrued expenses)	1,965	761	—	50	—	321	3,097
Sort-term bank loan	5,000	—	—	—	—	—	5,000
Financial derivatives	—	442	—	—	—	—	442
Other long-term accounts payable	947	105	—	—	—	—	1,052
	8,626	2,106	—	55	—	917	11,704
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$2,054	$230	$—	$700	$72	$3,632	$6,688

December 31, 2017
Assets
Cash and cash equivalents	$2,337	$5,124	$—	$160	$22	$—	$7,643
Marketable securities	—	1,797	1,376	—	—	—	3,173
Trade receivables (including long-term trade receivables)	4,952	194	—	689	—	—	5,835
Accounts receivable	137	45	—	3	—	500	685
Inventories	—	—	—	—	—	2,260	2,260
Long-term restricted deposits	108	205	—	—	—	—	313
Long-term prepaid expenses	—	—	—	—	—	69	69
Property and equipment and intangible assets	—	—	—	—	—	1,299	1,299
	7,534	7,365	1,376	852	22	4,128	21,277
Liabilities
Trade payables	382	833	—	47	—	—	1,262
Employee benefits	—	—	—	—	—	533	533
Provisions	—	—	—	—	—	183	183
Other accounts payable (including accrued expenses)	1,877	1,117	—	70	—	339	3,403
Convertible notes	—	10,696	—	—	—	—	10,696
Financial derivatives	—	2,875	—	—	—	—	2,875
Other long-term accounts payable	905	—	43	—	—	—	948
	3,164	15,521	43	117	—	1,055	19,900
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$4,370	$(8,156)	$1,333	$735	$22	$3,073	$1,377

Sensitivity analysis

A stronger dollar against the following currencies at the end of each reporting period, and an increase in the Israeli CPI would have increased (decreased) equity and net income/loss by the following amounts (after-tax). The following analysis is based on changes to exchange rates, which the Group believes to be reasonably possible as of the end of the reported year. This analysis assumes all other variables, especially interest rates, remain constant.

	December 31, 2018
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$12	$12
Euro/dollar by 5%	35	35

The weakening of these currencies against the dollar at a similar rate as of December 31, 2018 had a similar effect, albeit in the opposite direction, assuming that all other variables remain constant.

	December 31, 2017
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(340)	$(340)
Euro/dollar by 5%	37	37

The weakening of these currencies against the dollar at a similar rate as of December 31, 2017 had a similar effect, albeit in the opposite direction, assuming that all other variables remain constant.

Fair value of financial instruments measured at fair value, for disclosure purposes only

The carrying amount of the cash and cash equivalents, trade receivables, other accounts receivable, bank deposits, pledged deposits, trade payables, and other accounts payable and derivatives is identical or approximate to their fair values due to the lifetime of these items.

The fair value of other financial assets and liabilities and their carrying amounts, as presented in the statements of financial position, are as follows:

	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount		Fair value
	U.S. dollars in thousands
Liabilities:
Convertible notes	$—	$—	$	**11,118	$	*11,283
Liability in respect of royalties to the IIA and other government institutions	1,151	490		1,072		430
	$1,151	$490		$12,190		$11,713

*Including interest payable, but excluding the fair value of the embedded warrants.

**Quoted market price on the TASE.

Fair value hierarchy of financial instruments measured at fair value

The following table shows an analysis of the financial instruments measured at fair value using the valuation method.

	December 31, 2018
	Level 1	Level 3	Total
	U.S. dollars in thousands

Financial instruments - derivative instruments	$—	$442	$442

	December 31, 2017
	Level 1	Level 3	Total
	U.S. dollars in thousands

Financial instruments - marketable securities	$3,173	$—	$3,173
Financial instruments - derivative instruments	—	2,875	2,875

The change from the opening balance to the closing balance of the financial instruments measured at fair value, categorized within Level 3 hierarchy, in the years ended December 31, 2018 and 2017, respectively, was caused by the revaluation to fair value of the derivatives in the amount of $2,433 thousand and $3,925 thousand as described in Note 18.